Other Current and Non-Current Assets (Details Narrative)			7 Months Ended		12 Months Ended
		Oct. 02, 2020	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)
Advances to unrelated parties	[1]				$ 8,305	$ 1,835,826
Interest receivables							$ 160,000
Non-interest bearing						1,660,000
Ownership percentage					100.00%
Revenue	[2]				$ 11,062,775	13,791,303	$ 20,578,340
Debt instrument covenant description					Once the vendor fully repays the total funding plus applicable interest, the vendor will own 100% the title of the vehicular terminal and related equipment.
Contract term		4 years
Other assets, non-current net					$ 4,302,000	4,304,640
Amortization cost					$ 300,000
Subsequent Event [Member]
Debt instrument covenant description			The threshold revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.	The threshold revenue is to increase incrementally by 15% in every six months going forward until the contract expires four years after the commencing date of the operation.
U.S [Member]
Advances to a vendor						4,300,000
Total commitment						$ 4,300,000
U.S [Member] | Subsequent Event [Member] | Advertising [Member]
Revenue			$ 462,000
RMB [Member]
Advances to a vendor | ¥								¥ 30,000,000
Total commitment | ¥								¥ 30,000,000
RMB [Member] | Subsequent Event [Member] | Advertising [Member]
Revenue | ¥				¥ 3,000,000

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.
[2]	Revenues by operating segments exclude intercompany transactions.